                               J.P. MORGAN FUNDS
                        J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                          J.P. MORGAN SERIES TRUST II
                           FLEMING MUTUAL FUND GROUP
                               MUTUAL FUND GROUP
                               MUTUAL FUND TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST
                       MUTUAL FUND VARIABLE ANNUITY TRUST

                       SUPPLEMENT DATED NOVEMBER 13, 2001
                             FOR ALL PROSPECTUSES:

    On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank. The new Administrator and Shareholder Servicing Agent for the funds will be the JPMorgan Chase Bank. As a result, all references in the Prospectuses to either The Chase Manhattan Bank or Morgan Guaranty Trust Company of New York should be replaced with JPMorgan Chase Bank.

                                                                    SUP-JPM-1101